Fair Value Measurements (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 125,227,487	$ 110,716,210
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	87,256,435	74,730,877
Origin Bancorp, Inc. (“Company”) stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	37,971,052	35,985,333
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	125,227,487	110,716,210
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	87,256,435	74,730,877
Level 1 | Origin Bancorp, Inc. (“Company”) stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	37,971,052	35,985,333
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Origin Bancorp, Inc. (“Company”) stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Origin Bancorp, Inc. (“Company”) stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0